Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Jun. 30, 2022
CURRENT ASSETS:
Cash		$ 1,109,834	$ 1,134,416
Restricted cash		5,303,533	1,817,607
Short-term investments			1,490
Notes receivable			18,000
Accounts receivable, net		76,690,246	76,020,296
Inventories, net		833,858	365,615
Advances to suppliers		1,608,941	6,613,280
Prepaid expenses and other current assets		1,341,201	2,432,913
TOTAL CURRENT ASSETS		86,887,613	88,403,617
Property and equipment, net		126,032	119,244
Right-of-use assets, net		862,852	692,571
Intangible assets, net		288,436	378,338
Other non-current assets		10,600	14,491
Deferred tax assets		305	24,751
TOTAL NON-CURRENT ASSETS		1,288,225	1,229,395
TOTAL ASSETS		88,175,838	89,633,012
CURRENT LIABILITIES:
Short-term bank loans, net		14,022,523	11,760,387
Short-term borrowings- third-party loans			100,000
Accounts payable		51,127,328	59,558,743
Contract liabilities		1,671,353	3,651,700
Due to related parties		1,508,766	349,684
Taxes payable		2,932,137	2,675,002
Operating lease liabilities		524,698	232,221
Accrued expenses and other current liabilities		469,781	329,924
TOTAL CURRENT LIABILITIES		72,256,586	78,657,661
Operating lease liabilities		375,056	480,436
TOTAL NON-CURRENT LIABILITY		375,056	480,436
TOTAL LIABILITIES		72,631,642	79,138,097
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]
Additional paid-in capital		18,795,548	14,499,213
Statutory reserve		624,097	624,097
Accumulated deficit		(5,334,300)	(7,085,470)
Accumulated other comprehensive income(loss)		(193,368)	1,044,856
TOTAL SHAREHOLDERS’ EQUITY		15,544,196	10,494,915
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		88,175,838	89,633,012
Class A Ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares value		1,039,499	799,499
Class B Ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares value		$ 612,720	$ 612,720

[1]	Retrospectively restated for effect of 1-for-4 reverse split on October 26, 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.